PREPAYMENT FOR LONG-TERM ASSETS (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Prepayment for manufacturing equipment purchased	$ 47,714	$ 153,688
Prepayment for long-term assets	$ 47,714	$ 153,688